Note 7 - Risk Management - Financial Instruments Compensation - Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 51,596	€ 50,693	€ 59,545
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	17,101	11,644	14,080
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	34,494	39,049	45,465
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	25,024	27,106	32,146
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	6,788	8,328	7,272
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	2,682	3,615	6,047
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	43,035	40,134	49,474
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	42	56	2,912
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	42,993	40,078	46,562
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	42,877	40,158	47,915
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	34	21	176
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	82	(101)	(1,529)
Total [Member]
Net Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	94,631	90,827	109,019
Gross Financial Liabilities Set Off Against Financial liabilities Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	17,143	11,701	16,991
Net Financial liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	77,487	79,126	92,027
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial liabilities Abstract
Financial liabilities subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	67,901	67,264	80,061
Cash collateral receives subjectto off setting enforceable master netting arrangements or similar agreements not set off against financial liabilities	6,822	8,349	7,448
Net liabilities subject to off setting enforceable master netting arrangements or similar agreements	€ 2,765	€ 3,514	€ 4,518